PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	67,940	913
Amounts due from related parties	165,940	201,303
Accounts receivable	6,957	7,073
Other receivables, net	95,297	74,283
Inventory	2,120	2,120
Prepaid expense and other current assets	22,364	2,600
Assets held for sale	—	150,767
Long-term investments	27,427	30,028
Property, equipment and software, net	12,436	4,398
Intangible assets, net	17,295	11,085
Goodwill	38,246	—
Total assets	456,022	484,570

Accounts payable	7,379	3
Amounts due to related parties	914,109	880,079
Current portion of long-term borrowings	281	—
Liabilities held for sale	—	176,902
Deferred tax liability	3,725	2,667
Other payables and accruals	249,841	191,902
Total liabilities	1,175,335	1,251,553

	2017	2018	2019
	RMB	RMB	RMB
Total revenues	244,830	416,578	160,626
Cost of revenues	(130,099)	(156,093)	(46,670)
Net loss	(603,030)	(85,882)	(47,672)

Net cash used in operating activities	(584,072)	(51,713)	(45,393)
Net cash (used in)/generated from investing activities	(5,529)	(67,516)	3,071
Net cash generated from financing activities	604,314	81,489	319
Net increase/(decrease) in cash and cash equivalents	14,713	(37,740)	(42,003)
Cash and cash equivalents at beginning of the year	90,967	105,680	67,940
Cash and cash equivalents reclassified as held for sale assets	—	—	25,024
Cash and cash equivalents at end of the year	105,680	67,940	913

Schedule of estimated useful lives of property, equipment and software

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of value-added tax rate for general VAT payers

Type of service	Applicable VAT rate (%)
Commission	6%
Value-added service	6%
Other services	6%